SEGMENTS (Details)	6 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
SEGMENTS
Number of operating segments | segment	2
Summary information by segment
Net Revenues	$ 11,872,421	$ 245,924
Cost of goods sold	10,731,201
Operating expenses	2,191,410	8,715,752
(Loss) income from operations	(1,050,190)	(8,469,828)
Depreciation and amortization	13,835	4,028
Total capital expenditures		4,825
Total assets	20,907,294		$ 50,679,784	$ 50,679,784
Online Market Place
Summary information by segment
Net Revenues	15,339	245,924
Operating expenses	2,081,111	8,715,752
(Loss) income from operations	(2,209,990)	(8,469,828)
Depreciation and amortization	13,835	4,028
Total capital expenditures		$ 4,825
Total assets	1,723,312			22,942,806
Health Devices
Summary information by segment
Net Revenues	11,857,082
Cost of goods sold	10,731,201
Operating expenses	110,300
(Loss) income from operations	1,159,799
Total assets	$ 19,183,982			$ 27,736,978